Risk Management Section - Market Risk and Funding and liquidity risk - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Market Risk [Line Items]
BPV sensitivity	€ (10.5)
CET1 ratio	10.00%
Drop in the CET1 ratio	0.09%
Investments in associates and joint ventures	€ 1,790.0	€ 1,203.0
Increase decrease in Basis point value per currency	€ (2.2)
One-sided confidence level percentage to calculate economic capital	99.00%
Loan-to-deposit ratio	106.00%
Equity securities [member]
Market Risk [Line Items]
Investments in associates and joint ventures	€ 1,790.0	1,203.0
Equity Security at FVOCI [Member]
Market Risk [Line Items]
Investments in associates and joint ventures	2,306.0	3,228.0
FVOCI revaluation reserve	1,580.0	€ 1,914.0
Increase (decrease) in financial assets	€ (334.0)